OTHER COMPREHENSIVE INCOME / (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE LOSS - Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	$ 33,080	$ 32,397
Other comprehensive income/(loss) (Note 24)	642	(918)	$ (1,052)
Balance at end of year	33,396	33,080	32,397
Cash flow hedge loss to be reclassified within twelve months	(62)
Cash flow hedge loss to be reclassified within twelve months, net of tax	(47)
Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(1,273)	(730)	107
Other comprehensive (loss) / income, before reclassifications	(98)	(543)	(824)
Amounts reclassified from AOCI	0	0	(13)
Other comprehensive income/(loss) (Note 24)	(98)	(543)	(837)
Acquisition of TC Pipelines, LP	362
Balance at end of year	(1,009)	(1,273)	(730)
Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(143)	(58)	(23)
Other comprehensive (loss) / income, before reclassifications	(11)	(567)	(49)
Amounts reclassified from AOCI	55	482	14
Other comprehensive income/(loss) (Note 24)	44	(85)	(35)
Acquisition of TC Pipelines, LP	(13)
Balance at end of year	(112)	(143)	(58)
Pension and Other Post-Retirement Benefit Plan Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(285)	(314)	(314)
Other comprehensive (loss) / income, before reclassifications	158	12	(10)
Amounts reclassified from AOCI	14	17	10
Other comprehensive income/(loss) (Note 24)	172	29	0
Acquisition of TC Pipelines, LP	0
Balance at end of year	(113)	(285)	(314)
Equity Investments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(738)	(457)	(376)
Other comprehensive (loss) / income, before reclassifications	506	(292)	(86)
Amounts reclassified from AOCI	28	11	5
Other comprehensive income/(loss) (Note 24)	534	(281)	(81)
Acquisition of TC Pipelines, LP	4
Balance at end of year	(200)	(738)	(457)
Accumulated Other Comprehensive Loss (Note 24)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(2,439)	(1,559)	(606)
Other comprehensive (loss) / income, before reclassifications	555	(1,390)	(969)
Amounts reclassified from AOCI	97	510	16
Other comprehensive income/(loss) (Note 24)	652	(880)	(953)
Acquisition of TC Pipelines, LP	353
Balance at end of year	(1,434)	(2,439)	(1,559)
Accumulated foreign currency adjustment attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive (loss) / income, before reclassifications	(12)	(30)	(85)
Accumulated net gain (loss) from cash flow hedges attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive (loss) / income, before reclassifications	1	(16)	(13)
Accumulated net gain (loss) from equity investments attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive (loss) / income, before reclassifications	$ 1	$ 1	$ (1)